Basis of Presentation (Details Narrative) (Pharma [Member])	0 Months Ended
Feb. 07, 2014
Pharma [Member]
Acquired percentage of issued and outstanding common stock	100.00%
Shares of common stock acquired	33,229,093
Percentage of shares issued and outstanding acquired on post-acquisition basis	53.00%